Employee Benefits Plan - Summary of Weighted-Average Actuarial Assumptions (Detail)	Dec. 31, 2017	Dec. 31, 2016
Funded Plans [Member]
Disclosure of actuarial assumptions [Line Items]
Discount rate	2.79%	3.09%
Inflation assumption	3.26%	3.21%
Rate of increase in salaries	3.40%	3.37%
Rate of increase in pension payments	2.99%	2.94%
Unfunded Plans [Member]
Disclosure of actuarial assumptions [Line Items]
Discount rate	3.54%	4.01%
Inflation assumption	2.70%	2.66%
Rate of increase in salaries	3.49%	3.49%
Rate of increase in pension payments	3.10%	3.05%
Other Post Employment Benefits [Member]
Disclosure of actuarial assumptions [Line Items]
Discount rate	3.39%	3.78%
Rate of increase in salaries	3.50%	3.50%
Medical cost trend	6.50%	6.50%